Description of Business (Details)			1 Months Ended
	Jul. 01, 2021	Oct. 08, 2019	Nov. 24, 2020	Mar. 08, 2018
Accounting Policies [Abstract]
Acquired percentage				51.00%
Percentage of acquired agreement		49.00%
Square foot	30,000		22,000